S000057731 [Member] Investment Risks - Morningstar Municipal Bond Fund	Apr. 30, 2026
Active Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
Active Management Risk—The Fund is actively managed with discretion and may underperform market indexes or other mutual funds with similar investment objectives. The Fund’s performance depends heavily on Morningstar’s skill and judgment in managing assets directly (through open- and closed‑end investment companies, ETFs and individual securities) and allocating assets to subadvisers and Morningstar and each subadviser’s skill in selecting securities and executing its strategy. The Fund could experience losses if these judgments prove to be incorrect.

Asset Allocation Risk [Member]
Prospectus [Line Items]
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Asset Allocation Risk—In an attempt to invest in areas that look most attractive based on market, economic or other conditions, the Fund may favor market segments that cause the Fund to underperform its benchmark.

Market Risks [Member]
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Market Risk—The value of stocks and other securities can be highly volatile and prices may fluctuate widely, which means you should expect a wide range of returns and could lose money, even over a long time period. Various economic, industry, regulatory, political or other factors (such as natural disasters, epidemics and pandemics, war, terrorism, changes in trade regulation or economic sanctions, conflicts, social unrest, recessions, or the threat or occurrence of a government shutdown) may disrupt U.S. and world economies and can dramatically affect markets generally, certain industry sectors, and/or individual companies.

Sector Focus Risk [Member]
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Sector Focus Risk—The Fund may from time to time have a significant amount of its assets invested in one market sector or group of related industries. To the extent that the Fund focuses on particular sectors, groups of industries or types of investment from time to time, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of industries, sectors or investments. Information about the Fund’s investment in a particular industry or market sector is available in its annual and semi-annual reports to shareholders, on the Fund’s website and/or on the Fund’s Forms N‑PORT and N‑CSR.

Derivatives Risks [Member]
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Derivatives Risk—A derivative is an instrument with a value based on the performance of an underlying currency, security, index, or other reference asset. Derivatives involve risks different from, or possibly greater than, the risks of investing in more traditional investments. Derivatives involve costs, may create leverage, and may be illiquid, volatile, or difficult to value. In addition, derivatives could cause losses if the counterparty to the transaction does not perform as promised. The investment results achieved by using derivatives may not match or fully offset changes in the value of the underlying currency, security, index, or other reference asset that the Fund was attempting to hedge or the investment opportunity it was trying to pursue. Derivatives also are susceptible to operational risks, such as system failures and inadequate controls, and legal risks, such as insufficient documentation and lack of enforceability of a contract.

Valuation risk [Member]
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Valuation risk—The amount the Fund actually receives when selling (or otherwise disposing of) an investment may differ from the Fund’s recorded valuation of that investment. This discrepancy is more likely for investments that trade infrequently, are valued using fair-value methods or third-party pricing vendors, or are held during periods of market stress or heightened volatility. Consequently, the Fund may realize a larger loss or a smaller gain than anticipated based on its stated valuation. Additionally, the Fund’s valuation process could be disrupted by technology failures or errors originating from pricing vendors or other external service providers.

Cybersecurity Risk [Member]
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Cybersecurity Risk—The Fund, like all companies, may be susceptible to operational and information security risks. Cybersecurity failures or breaches of the Fund or its service providers or the issuers of securities in which a Fund invests, have the ability to cause disruptions and impact business operations, and the Fund and its shareholders could be negatively impacted as a result.

Interest Rate Risks [Member]
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Interest-Rate Risk—The value of fixed-income securities will typically decline when interest rates rise. The Fund may be subject to a greater risk of rising interest rates during low interest rate environments.

Call Risks [Member]
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Call Risk—During periods of falling interest rates, an issuer may call or repay a higher-yielding fixed income security before its maturity date, forcing the Fund to reinvest in fixed income securities with lower interest rates than the original obligations.

Credit Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk—Issuers of fixed-income securities could default or be downgraded if they fail to make required payments of principal or interest.
High Yield Risk [Member]
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High-Yield Risk—High-yield securities and unrated securities of similar credit quality (commonly known as junk bonds) are subject to greater levels of credit, valuation and liquidity risks. High-yield securities are considered speculative with respect to the issuer’s continuing ability to make principal and interest payments.

Investment Company ETF Risk [Member]
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Investment Company/ETF Risk—An investment company, including an open- or closed‑end mutual fund or ETF, in which the Fund invests may not achieve its investment objective or execute its investment strategies effectively, or a large purchase or redemption activity by shareholders might negatively affect the value of the shares. The Fund must also pay its pro rata portion of an investment company’s fees and expenses. Shares of ETFs trade on exchanges and may be bought and sold at market value. ETF shares may be thinly traded, making it difficult for the Fund to sell shares at a particular time or an anticipated price. ETF shares may also trade at a premium or discount to the net asset value of the ETF; at times, this premium or discount could be significant.

Private Placements Risk [Member]
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Private Placements Risk—Securities that are purchased in private placements are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for these investments, especially under adverse circumstances, a Fund could find it more difficult to sell private placements at an advisable time or attractive price. Additionally, such securities may not be listed on an exchange and may have no active trading market. Accordingly, many private placement securities may be illiquid. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing a Fund’s net asset value.

Floating Rate Notes Risk [Member]
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Floating-Rate Notes Risk—Floating-rate notes are subject to credit risk and interest-rate risk. The interest rate of a floating rate instrument may be based on a known lending rate, such as a bank’s prime rate, and is reset whenever such rate is adjusted. The interest rate on a variable-rate demand note is reset at specified intervals at a market rate. Some floating- and variable-rate securities may be callable by the issuer, meaning that they can be paid off before their maturity date and the proceeds may be required to be invested in lower yielding securities that reduce the Fund’s income.

Cash Cash Equivalents Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Cash/Cash Equivalents Risk—In rising markets, holding cash or cash equivalents will negatively affect the Fund’s performance relative to its benchmark.
Municipal Securities Risk [Member]
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Municipal Securities Risk—The municipal securities market could be significantly affected by negative political and legislative changes, as well as uncertainties related to taxation or the rights of municipal security holders due to among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Changes in the financial health of a municipality may make it difficult for it to pay interest and principal when due.

Municipal Focus Risk [Member]
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Municipal Focus Risk—The Fund may be more sensitive to adverse economic, business or political developments if a substantial portion of its assets are invested in municipal securities that finance similar types of projects in a segment of the municipal bond market (such as medical, education, health care, housing, utilities or transportation). A change that affects one project in a particular segment of the market, such as proposed legislation on the financing of the project, a shortage of the materials needed for the project, or a declining need for the project may impact projects in similar segments, thereby increasing the risk of loss to the Fund.

Multimanager and Subadviser Selection Risk [Member]
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Multimanager and Subadviser Selection Risk—To a significant extent, the Fund’s performance depends on Morningstar’s skill in selecting subadvisers and each subadviser’s skill in selecting securities and executing its strategy. Subadviser strategies may occasionally be out of favor and subadvisers may underperform relative to their peers or benchmarks.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You can lose money by investing in the Fund.